Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) $ / ¥	Jun. 30, 2023 USD ($) $ / ¥	Jun. 30, 2022 CNY (¥)
Foreign Currency
Foreign currency exchange gain, net	¥ 392	$ 54	¥ 441
Convenience Translation
Translation to USD	7.2513	7.2513